BORROWINGS - Schedule of Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Bank loans	$ 1,601	$ 156,914
Other loans	0	2
Sub-Total	1,601	156,916
Non-current
Bank loans	290,935	2,191
Sub-Total	290,935	2,191
TOTAL	$ 292,536	$ 159,107	$ 3,699	$ 12,240